UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01519

STATE FARM ASSOCIATES’ FUNDS TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza	61710-0001
Bloomington, IL
(Address of principal executive offices)	(Zip code)

Alan Goldberg
K&L Gates LLP
Michael L. Tipsord	Three First National Plaza
One State Farm Plaza	70 West Madison St., Suite 3100
Bloomington, Illinois 61710-0001	Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-800-447-0740

Date of fiscal year end: 11/30/2012

Date of reporting period: 02/29/2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS

February 29, 2012

(Unaudited)

	Shares	Value
Common Stocks (98.51%)
Agriculture, Foods, & Beverage (12.33%)
Archer-Daniels-Midland Co.	3,477,500	$108,498,000
Coca-Cola Co., The	1,027,300	71,767,178
Kellogg Co.	930,000	48,685,500
McCormick & Co. Inc.	428,600	21,622,870
Nestle SA ADR	1,175,800	72,064,782
PepsiCo Inc.	641,400	40,369,716
Sysco Corp.	1,109,800	32,650,316

		395,658,362

Banks (4.00%)
M&T Bank Corp.	213,400	17,417,708
Northern Trust Corp.	460,500	20,450,805
Suntrust Banks Inc.	334,600	7,682,416
Wells Fargo & Co.	2,643,100	82,702,600

		128,253,529

Building Materials & Construction (1.44%)
Vulcan Materials Co.	1,039,200	46,306,752

Chemicals (10.40%)
Air Products & Chemicals Inc.	830,000	74,899,200
Dow Chemical Co., The	243,000	8,142,930
E.I. du Pont de Nemours & Co.	458,304	23,304,758
International Flavors & Fragrances Inc.	525,000	29,940,750
Sigma-Aldrich Corp.	2,750,000	197,422,500

		333,710,138

Computer Software & Services (1.12%)
Automatic Data Processing Inc.	109,900	5,969,768
SAP AG	444,800	30,117,694

		36,087,462

Computers (5.94%)
Hewlett-Packard Co.	3,019,400	76,421,014
International Business Machines Corp.	580,000	114,103,400

		190,524,414

Consumer & Marketing (6.09%)
AptarGroup Inc.	677,405	35,753,436
Colgate-Palmolive Co.	436,300	40,654,434
Procter & Gamble Co., The	1,765,155	119,183,266

		195,591,136

Electronic/Electrical Manufacturing (7.59%)
Agilent Technologies Inc. (a)	548,071	23,906,857
Applied Materials Inc.	845,900	10,353,816
Emerson Electric Co.	729,400	36,696,114
General Electric Co.	3,848,900	73,321,545
Intel Corp.	2,420,800	65,071,104
Linear Technology Corp.	1,023,400	34,263,432

		243,612,868

	Shares	Value
Common Stocks (Cont.)
Financial Services (0.60%)
Berkshire Hathaway Inc. Class A (a)	162	$19,105,308
Berkshire Hathaway Inc. Class B (a)	143	11,218

		19,116,526

Health Care (11.02%)
Abbott Laboratories	847,500	47,976,975
Amgen Inc.	106,300	7,223,085
Eli Lilly & Co.	997,000	39,122,280
Johnson & Johnson	2,481,600	161,502,528
Merck & Co. Inc.	631,600	24,108,172
Pfizer Inc.	2,952,000	62,287,200
Teva Pharmaceutical Industries Ltd. Sponsored ADR	260,500	11,673,005

		353,893,245

Machinery & Manufacturing (6.93%)
3M Co.	564,000	49,406,400
Caterpillar Inc.	877,700	100,242,117
HNI Corp.	1,439,200	36,382,976
Illinois Tool Works Inc.	652,500	36,337,725

		222,369,218

Media & Broadcasting (3.57%)
Walt Disney Co., The	2,728,640	114,575,594

Mining & Metals (4.13%)
BHP Billiton PLC	941,859	30,624,004
Nucor Corp.	531,200	23,123,136
Rio Tinto PLC	476,280	27,240,107
Rio Tinto PLC ADR	907,200	51,646,896

		132,634,143

Oil & Gas (16.73%)
BG Group PLC	3,199,100	77,470,253
Bill Barrett Corp. (a)	1,032,400	30,177,052
Chevron Corp.	1,060,000	115,667,200
Devon Energy Corp.	212,204	15,556,675
Exxon Mobil Corp.	2,615,200	226,214,800
Royal Dutch Shell PLC ADR Class A	487,900	35,660,611
Spectra Energy Corp.	399,950	12,550,431
Tidewater Inc.	154,191	9,174,364
Woodside Petroleum Ltd.	364,703	14,560,769

		537,032,155

Retailers (2.46%)
Wal-Mart Stores Inc.	1,339,100	79,114,028

Telecom & Telecom Equipment (3.30%)
AT&T Inc.	2,140,534	65,478,935
Corning Inc.	1,284,600	16,751,184
Verizon Communications Inc.	624,900	23,814,939

		106,045,058

See accompanying notes to schedules of investments.	1

STATE FARM ASSOCIATES’ FUNDS TRUST GROWTH FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Transportation (0.26%)
GATX Corp.	190,700	$8,293,543

Utilities & Energy (0.60%)
Duke Energy Corp.	920,900	19,265,228

Total Common Stocks
(cost $1,271,523,614)		3,162,083,399

Short-term Investments (1.09%)
JPMorgan U.S. Government Money Market Fund	35,169,687	35,169,687

Total Short-term Investments
(cost $35,169,687)		35,169,687

TOTAL INVESTMENTS (99.60%)
(cost $1,306,693,301)		3,197,253,086
OTHER ASSETS, NET OF LIABILITIES (0.40%)		12,725,635

NET ASSETS (100.00%)		$3,209,978,721

(a)	Non-income producing security.

ADR - American Depository Receipt

2	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS

February 29, 2012

(Unaudited)

	Shares	Value
Common Stocks (56.23%)
Agriculture, Foods, & Beverage (6.56%)
Archer-Daniels-Midland Co.	940,561	$29,345,503
Campbell Soup Co.	26,000	866,320
Coca-Cola Co., The	205,000	14,321,300
Kellogg Co.	310,000	16,228,500
Nestle SA ADR	252,500	15,475,725
PepsiCo Inc.	110,100	6,929,694
Sysco Corp.	165,300	4,863,126

		88,030,168

Banks (2.41%)
M&T Bank Corp.	37,700	3,077,074
Northern Trust Corp.	104,700	4,649,727
Suntrust Banks Inc.	54,300	1,246,728
Wells Fargo & Co.	747,600	23,392,403

		32,365,932

Building Materials & Construction (0.61%)
Lafarge SA	21,338	992,294
Vulcan Materials Co.	160,200	7,138,512

		8,130,806

Chemicals (5.46%)
Air Products & Chemicals Inc.	230,000	20,755,200
Dow Chemical Co., The	69,000	2,312,190
E.I. du Pont de Nemours & Co.	108,705	5,527,649
International Flavors & Fragrances Inc.	120,000	6,843,600
Novozymes A/S B Shares (a)	87,950	2,616,120
Sigma-Aldrich Corp.	491,000	35,248,890

		73,303,649

Computer Software & Services (0.39%)
Automatic Data Processing Inc.	30,000	1,629,600
SAP AG	52,800	3,575,122

		5,204,722

Computers (3.65%)
Hewlett-Packard Co.	754,000	19,083,740
International Business Machines Corp.	152,100	29,922,633

		49,006,373

Consumer & Marketing (2.99%)
AptarGroup Inc.	113,100	5,969,418
Colgate-Palmolive Co.	21,200	1,975,416
Procter & Gamble Co., The	477,700	32,254,304

		40,199,138

Electronic/Electrical Manufacturing (3.73%)
Agilent Technologies Inc. (a)	143,787	6,271,989
Applied Materials Inc.	182,000	2,227,680
Emerson Electric Co.	78,800	3,964,428
General Electric Co.	796,300	15,169,515
Intel Corp.	592,500	15,926,400

	Shares	Value
Common Stocks (Cont.)
Electronic/Electrical Manufacturing (Cont.)
KLA-Tencor Corp.	45,100	$2,182,840
Linear Technology Corp.	130,100	4,355,748

		50,098,600

Financial Services (0.30%)
Berkshire Hathaway Inc. Class A (a)	34	4,009,756
Berkshire Hathaway Inc. Class B (a)	533	41,814

		4,051,570

Health Care (6.66%)
Abbott Laboratories	92,000	5,208,120
Allergan Inc.	154,800	13,868,532
Amgen Inc.	53,100	3,608,145
Eli Lilly & Co.	212,000	8,318,880
Johnson & Johnson	417,700	27,183,916
Medtronic Inc.	21,600	823,392
Merck & Co. Inc.	144,100	5,500,297
Pfizer Inc.	960,000	20,256,000
Teva Pharmaceutical Industries Ltd. Sponsored ADR	103,900	4,655,759

		89,423,041

Machinery & Manufacturing (4.12%)
3M Co.	124,600	10,914,960
Caterpillar Inc.	262,400	29,968,704
Donaldson Company Inc.	43,100	3,164,833
HNI Corp.	160,000	4,044,800
Illinois Tool Works Inc.	130,600	7,273,114

		55,366,411

Media & Broadcasting (3.76%)
Lee Enterprises Inc. Class A (a)	84,000	94,920
Thomson Reuters Corp.	192,414	5,576,158
Walt Disney Co., The	1,065,995	44,761,130

		50,432,208

Mining & Metals (3.86%)
BHP Billiton PLC	169,900	5,524,201
Newmont Mining Corp.	29,200	1,734,480
Nucor Corp.	436,800	19,013,904
Rio Tinto PLC	153,825	8,797,786
Rio Tinto PLC ADR	293,000	16,680,490

		51,750,861

Oil & Gas (7.87%)
BG Group PLC	256,800	6,218,737
Bill Barrett Corp. (a)	100,000	2,923,000
Chevron Corp.	288,000	31,426,560
Devon Energy Corp.	76,170	5,584,023
Exxon Mobil Corp.	448,000	38,752,000
Royal Dutch Shell PLC ADR Class A	216,400	15,816,676
Spectra Energy Corp.	62,950	1,975,371

See accompanying notes to schedules of investments.	3

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Oil & Gas (Cont.)
Woodside Petroleum Ltd.	73,477	$2,933,570

		105,629,937

Retailers (1.22%)
Wal-Mart Stores Inc.	276,700	16,347,436

Telecom & Telecom Equipment (2.08%)
AT&T Inc.	533,359	16,315,452
Cisco Systems Inc.	189,400	3,765,272
Corning Inc.	372,300	4,854,792
Nokia Corp. Sponsored ADR	144,900	766,521
Verizon Communications Inc.	57,800	2,202,758

		27,904,795

Transportation (0.22%)
GATX Corp.	68,200	2,966,018

Utilities & Energy (0.34%)
Duke Energy Corp.	217,000	4,539,640

Total Common Stocks
(cost $301,041,067)		754,751,305

	Principal amount	Value
Corporate Bonds (13.94%)
Aerospace/Defense (0.08%)
Lockheed Martin Corp.
3.350%, 09/15/2021	$1,000,000	$1,024,053

Agriculture, Foods, & Beverage (1.41%)
Pepsico Inc.
5.150%, 05/15/2012	2,000,000	2,017,912
Kraft Foods Inc.
6.250%, 06/01/2012	366,000	370,833
General Mills Inc.
5.650%, 09/10/2012	2,000,000	2,052,416
Kellogg Co.
5.125%, 12/03/2012	500,000	517,167
Sysco Corp.
4.200%, 02/12/2013	1,000,000	1,032,488
Kellogg Co.
4.250%, 03/06/2013	1,000,000	1,035,719
Hershey Co.
5.000%, 04/01/2013	500,000	521,542
General Mills Inc.
5.200%, 03/17/2015	500,000	559,240
Bottling Group LLC
5.500%, 04/01/2016	1,000,000	1,158,503
Hershey Co.
5.450%, 09/01/2016	500,000	587,208
Kraft Foods Inc.
6.500%, 08/11/2017	1,000,000	1,213,631
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,415,682

	Principal amount	Value
Corporate Bonds (Cont.)
Agriculture, Foods, & Beverage (Cont.)
Sysco Corp.
5.250%, 02/12/2018	$1,000,000	$1,179,512
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,179,930
Kellogg Co.
4.000%, 12/15/2020	2,000,000	2,137,804
Pepsico Inc.
2.750%, 03/05/2022	1,000,000	999,130

		18,978,717

Automotive (0.24%)
Johnson Controls Inc.
4.250%, 03/01/2021	2,000,000	2,158,534
Toyota Motor Credit Corp.
3.300%, 01/12/2022	1,000,000	1,016,247

		3,174,781

Banks (0.82%)
Bank of America Corp.
5.375%, 09/11/2012	500,000	508,926
Barclays Bank PLC
5.450%, 09/12/2012	1,500,000	1,532,464
Bank of New York Mellon Corp.
4.500%, 04/01/2013	500,000	520,692
Wachovia Corp.
5.700%, 08/01/2013	750,000	799,058
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	544,650
US Bank NA
4.950%, 10/30/2014	1,500,000	1,642,244
Wachovia Bank NA
5.600%, 03/15/2016	750,000	837,790
Bank of America NA
6.000%, 06/15/2016	1,000,000	1,046,807
5.300%, 03/15/2017	500,000	508,253
Wachovia Corp.
5.750%, 06/15/2017	750,000	871,600
Wachovia Bank NA
6.000%, 11/15/2017	500,000	574,992
Wells Fargo & Co.
5.625%, 12/11/2017	500,000	578,895
US Bancorp
3.000%, 03/15/2022	1,000,000	1,001,968

		10,968,339

Chemicals (0.64%)
PPG Industries Inc.
5.750%, 03/15/2013	1,000,000	1,046,123
E.I. du Pont de Nemours and Co.
4.875%, 04/30/2014	3,000,000	3,263,679

4	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Praxair Inc.
4.625%, 03/30/2015	$1,000,000	$1,111,872
5.375%, 11/01/2016	1,000,000	1,167,465
2.450%, 02/15/2022	2,000,000	1,977,814

		8,566,953

Commercial Service/Supply (0.04%)
Pitney Bowes Inc.
5.750%, 09/15/2017	500,000	543,649

Computer Software & Services (0.17%)
Microsoft Corp.
4.000%, 02/08/2021	2,000,000	2,297,766

Computers (0.28%)
Hewlett-Packard Co.
5.250%, 03/01/2012	1,500,000	1,500,000
4.500%, 03/01/2013	1,000,000	1,036,332
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,215,085

		3,751,417

Consumer & Marketing (1.12%)
Ecolab Inc.
4.875%, 02/15/2015	1,000,000	1,100,803
Procter & Gamble Co., The
3.150%, 09/01/2015	2,000,000	2,158,518
Kimberly-Clark Corp.
6.125%, 08/01/2017	1,500,000	1,830,548
Danaher Corp.
5.625%, 01/15/2018	1,000,000	1,188,859
McDonald’s Corp.
5.350%, 03/01/2018	1,000,000	1,211,754
Unilever Capital Corp.
4.250%, 02/10/2021	3,000,000	3,423,759
McDonald’s Corp.
3.625%, 05/20/2021	2,000,000	2,187,956
2.625%, 01/15/2022	1,000,000	1,005,877
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	986,244

		15,094,318

Electronic/Electrical Manufacturing (0.13%)
Emerson Electric Co.
5.375%, 10/15/2017	1,000,000	1,171,030
5.250%, 10/15/2018	500,000	586,990

		1,758,020

Financial Services (0.73%)
Wells Fargo Financial
6.125%, 04/18/2012	2,000,000	2,012,364
JPMorgan Chase Bank NA
5.875%, 06/13/2016	500,000	550,360
General Electric Capital Corp.
5.375%, 10/20/2016	500,000	575,972
5.400%, 02/15/2017	500,000	573,934

	Principal amount	Value
Corporate Bonds (Cont.)
Financial Services (Cont.)
John Deere Capital Corp.
5.500%, 04/13/2017	$1,000,000	$1,177,823
General Electric Capital Corp.
5.625%, 09/15/2017	500,000	576,432
JPMorgan Chase Bank NA
6.000%, 10/01/2017	1,500,000	1,683,064
General Electric Capital Corp.
5.625%, 05/01/2018	500,000	577,211
JPMorgan Chase & Co.
4.500%, 01/24/2022	1,000,000	1,062,545
John Deere Capital Corp.
2.750%, 03/15/2022	1,000,000	1,001,992

		9,791,697

Health Care (2.07%)
Eli Lilly & Co.
6.000%, 03/15/2012	2,000,000	2,003,036
Johnson & Johnson
5.150%, 08/15/2012	1,000,000	1,021,954
AstraZeneca PLC
5.400%, 09/15/2012	750,000	770,008
Abbott Laboratories
5.150%, 11/30/2012	500,000	517,640
Merck & Co. Inc.
4.375%, 02/15/2013	2,000,000	2,075,056
Schering-Plough Corp.
5.300%, 12/01/2013	1,000,000	1,083,887
Pfizer Inc.
4.500%, 02/15/2014	1,000,000	1,077,789
GlaxoSmithKline Capital Inc.
4.375%, 04/15/2014	3,000,000	3,240,438
AstraZeneca PLC
5.400%, 06/01/2014	2,000,000	2,217,852
Abbott Laboratories
5.875%, 05/15/2016	2,000,000	2,356,600
Baxter International Inc.
1.850%, 01/15/2017	1,000,000	1,020,826
Eli Lilly & Co.
5.200%, 03/15/2017	1,000,000	1,171,921
Amgen Inc.
5.850%, 06/01/2017	1,000,000	1,178,285
Johnson & Johnson
5.550%, 08/15/2017	1,000,000	1,230,667
AstraZeneca PLC
5.900%, 09/15/2017	750,000	913,970
Abbott Laboratories
5.600%, 11/30/2017	500,000	610,258
Bristol-Myers Squibb Co.
5.450%, 05/01/2018	500,000	606,363
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,223,045

See accompanying notes to schedules of investments.	5

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Baxter International Inc.
5.375%, 06/01/2018	$2,000,000	$2,380,426
Becton Dickinson & Co.
3.125%, 11/08/2021	1,000,000	1,029,324

		27,729,345

Machinery & Manufacturing (0.93%)
Eaton Corp.
4.900%, 05/15/2013	500,000	523,082
3M Co.
4.375%, 08/15/2013	1,000,000	1,056,729
Cooper U.S. Inc.
5.450%, 04/01/2015	500,000	556,364
Ingersoll-Rand Co. Ltd.
4.750%, 05/15/2015	1,000,000	1,082,401
Eaton Corp.
5.300%, 03/15/2017	1,500,000	1,718,248
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,163,418
United Technologies Corp.
5.375%, 12/15/2017	1,500,000	1,812,654
Dover Corp.
5.450%, 03/15/2018	1,000,000	1,177,889
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	1,000,000	1,186,436
Caterpillar Inc.
3.900%, 05/27/2021	2,000,000	2,216,014

		12,493,235

Media & Broadcasting (0.17%)
Walt Disney Co., The
4.700%, 12/01/2012	1,000,000	1,030,317
6.000%, 07/17/2017	1,000,000	1,206,803

		2,237,120

Mining & Metals (0.57%)
BHP Billiton Finance USA Ltd.
5.125%, 03/29/2012	500,000	501,590
5.250%, 12/15/2015	2,000,000	2,304,664
5.400%, 03/29/2017	500,000	587,448
Alcoa Inc.
5.720%, 02/23/2019	2,244,000	2,412,219
BHP Billiton Finance USA Ltd.
3.250%, 11/21/2021	1,000,000	1,032,236
Alcoa Inc.
5.870%, 02/23/2022	756,000	801,209

		7,639,366

Oil & Gas (1.07%)
ConocoPhillips Australia Funding Co.
5.500%, 04/15/2013	2,000,000	2,107,408
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	595,856

	Principal amount	Value
Corporate Bonds (Cont.)
Oil & Gas (Cont.)
Shell International Finance
5.200%, 03/22/2017	$1,000,000	$1,176,802
Marathon Oil Corp.
5.900%, 03/15/2018	1,000,000	1,178,425
ConocoPhillips
5.200%, 05/15/2018	1,000,000	1,195,509
Chevron Corp.
4.950%, 03/03/2019	3,000,000	3,612,543
BP Capital Markets PLC
4.750%, 03/10/2019	3,000,000	3,415,842
Shell International Finance
4.300%, 09/22/2019	1,000,000	1,154,536

		14,436,921

Retailers (1.08%)
Costco Wholesale Corp.
5.300%, 03/15/2012	2,000,000	2,002,594
Lowe’s Companies Inc.
5.600%, 09/15/2012	1,000,000	1,025,787
Target Corp.
5.125%, 01/15/2013	500,000	519,444
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,130,853
Home Depot Inc.
5.400%, 03/01/2016	1,000,000	1,161,200
Target Corp.
5.875%, 07/15/2016	1,300,000	1,540,714
Lowe’s Companies Inc.
5.400%, 10/15/2016	1,000,000	1,171,893
Target Corp.
5.375%, 05/01/2017	1,500,000	1,779,522
6.000%, 01/15/2018	500,000	612,405
Wal-Mart Stores Inc.
5.800%, 02/15/2018	1,000,000	1,226,111
4.250%, 04/15/2021	2,000,000	2,282,332

		14,452,855

Telecom & Telecom Equipment (0.53%)
Telstra Corp. Ltd.
6.375%, 04/01/2012	2,000,000	2,008,138
Alltel Corp.
7.000%, 07/01/2012	2,000,000	2,041,874
Verizon Communications Inc.
4.350%, 02/15/2013	500,000	518,017
5.500%, 02/15/2018	500,000	593,762
AT&T Inc.
3.000%, 02/15/2022	2,000,000	2,002,196

		7,163,987

Transportation (0.17%)
United Parcel Service Inc.
4.500%, 01/15/2013	1,000,000	1,036,160

6	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST BALANCED FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Transportation (Cont.)
5.500%, 01/15/2018	$1,000,000	$1,212,665

		2,248,825

Utilities & Energy (1.69%)
MidAmerican Energy Co.
5.125%, 01/15/2013	2,000,000	2,078,856
Public Service of Colorado
4.875%, 03/01/2013	1,500,000	1,558,522
Commonwealth Edison Co.
4.700%, 04/15/2015	1,000,000	1,104,293
Georgia Power Co.
5.250%, 12/15/2015	2,000,000	2,280,738
Union Electric Co.
5.400%, 02/01/2016	2,000,000	2,248,198
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,169,429
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,198,267
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	595,012
NSTAR Electric Co.
5.625%, 11/15/2017	1,500,000	1,793,462
Northern States Power Co.
5.250%, 03/01/2018	1,000,000	1,184,123
PECO Energy Co.
5.350%, 03/01/2018	1,000,000	1,183,543
Commonwealth Edison Co.
5.800%, 03/15/2018	500,000	592,560
Ameren Union Electric
6.000%, 04/01/2018	1,000,000	1,173,402
Consolidated Edison Co. NY
5.850%, 04/01/2018	500,000	611,950
Duke Energy Carolinas
5.100%, 04/15/2018	1,000,000	1,166,511
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	597,502
Southern California Edison Co.
3.875%, 06/01/2021	2,000,000	2,212,158

		22,748,526

Total Corporate Bonds
(cost $168,568,450)		187,099,890

Foreign Government Bonds (0.22%)
Province of New Brunswick (Canada)
5.200%, 02/21/2017	2,500,000	2,943,912

Total Foreign Government Bonds
(cost $2,494,802)		2,943,912

Government Agency Securities (b) (0.26%)
Tennessee Valley Authority
5.500%, 07/18/2017	1,000,000	1,217,998
3.875%, 02/15/2021	2,000,000	2,271,156

Total Government Agency Securities
(cost $2,981,114)		3,489,154

	Principal amount	Value
U.S. Treasury Obligations (25.37%)
U.S. Treasury Notes
4.375%, 08/15/2012	$6,000,000	$6,116,484
3.875%, 02/15/2013	10,000,000	10,352,340
3.625%, 05/15/2013	10,000,000	10,407,420
4.250%, 08/15/2013	10,000,000	10,579,690
4.250%, 11/15/2013	10,000,000	10,673,050
4.000%, 02/15/2014	10,000,000	10,721,090
4.250%, 11/15/2014	20,000,000	22,060,940
4.000%, 02/15/2015	15,000,000	16,565,625
4.125%, 05/15/2015	20,000,000	22,310,940
4.500%, 02/15/2016	15,000,000	17,257,035
5.125%, 05/15/2016	20,000,000	23,664,060
4.625%, 02/15/2017	20,000,000	23,635,940
3.250%, 03/31/2017	5,000,000	5,582,810
3.500%, 02/15/2018	20,000,000	22,745,320
3.750%, 11/15/2018	10,000,000	11,584,380
3.125%, 05/15/2019	20,000,000	22,331,240
3.625%, 08/15/2019	10,000,000	11,525,000
3.375%, 11/15/2019	10,000,000	11,347,660
3.625%, 02/15/2020	10,000,000	11,541,410
3.500%, 05/15/2020	20,000,000	22,898,440
3.625%, 02/15/2021	10,000,000	11,539,840
2.000%, 11/15/2021	25,000,000	25,125,000

Total U.S. Treasury Obligations
(cost $308,074,833)		340,565,714

	Shares	Value
Short-term Investments (3.59%)
JPMorgan U.S. Government Money Market Fund	48,175,233	$48,175,233

Total Short-term Investments
(cost $48,175,233)		48,175,233

TOTAL INVESTMENTS (99.61%)
(cost $831,335,499)		1,337,025,208
OTHER ASSETS, NET OF LIABILITIES (0.39%)		5,290,224

NET ASSETS (100.00%)		$1,342,315,432

(a)	Non-income producing security.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

ADR - American Depository Receipt

See accompanying notes to schedules of investments.	7

STATE FARM ASSOCIATES’ FUNDS TRUST INTERIM FUND

SCHEDULE OF INVESTMENTS

February 29, 2012

(Unaudited)

	Principal amount	Value
Corporate Bonds (a) (13.28%)
Banks (6.88%)
Morgan Stanley
2.250%, 03/13/2012	$5,000,000	$5,002,460
US Bancorp
2.250%, 03/13/2012	5,000,000	5,002,460
Bank of America Corp.
2.100%, 04/30/2012	5,000,000	5,015,715
3.125%, 06/15/2012	5,000,000	5,042,300
Key Bank NA
3.200%, 06/15/2012	5,000,000	5,043,145
Wells Fargo & Co.
2.125%, 06/15/2012	3,000,000	3,016,746

		28,122,826

Financial Services (6.40%)
Goldman Sachs Group Inc
2.150%, 03/15/2012	5,000,000	5,002,795
Citigroup Funding Inc.
2.000%, 03/30/2012	5,000,000	5,006,540
Citigroup Inc.
2.125%, 04/30/2012	5,000,000	5,015,940
John Deere Capital Corp.
2.875%, 06/19/2012	3,000,000	3,023,802
PNC Funding Corp.
2.300%, 06/22/2012	3,000,000	3,019,671
JP Morgan Chase & Co.
2.125%, 12/26/2012	5,000,000	5,080,485

		26,149,233

Total Corporate Bonds
(cost $54,007,001)		54,272,059

U.S. Treasury Obligations (83.59%)
U.S. Treasury Notes
4.500%, 04/30/2012	10,000,000	10,072,270
4.875%, 06/30/2012	10,000,000	10,157,810
3.375%, 11/30/2012	10,000,000	10,238,670
3.875%, 02/15/2013	20,000,000	20,704,680
3.625%, 05/15/2013	10,000,000	10,407,420
1.375%, 05/15/2013	10,000,000	10,137,110
4.250%, 08/15/2013	10,000,000	10,579,690
3.125%, 09/30/2013	15,000,000	15,675,585
4.000%, 02/15/2014	10,000,000	10,721,090
4.750%, 05/15/2014	10,000,000	10,968,750
2.625%, 06/30/2014	10,000,000	10,528,120
4.250%, 08/15/2014	10,000,000	10,946,880
4.250%, 11/15/2014	5,000,000	5,515,235
4.000%, 02/15/2015	5,000,000	5,521,875
4.125%, 05/15/2015	5,000,000	5,577,735
1.750%, 07/31/2015	10,000,000	10,412,500
4.250%, 08/15/2015	20,000,000	22,531,240
2.625%, 02/29/2016	10,000,000	10,780,470
2.625%, 04/30/2016	20,000,000	21,581,240
1.500%, 06/30/2016	8,000,000	8,260,625
2.750%, 11/30/2016	10,000,000	10,893,750
3.000%, 02/28/2017	10,000,000	11,034,380
2.375%, 07/31/2017	10,000,000	10,731,250

	Principal amount	Value
U.S. Treasury Obligations (Cont.)
U.S. Treasury Notes (Cont.)
1.875%, 08/31/2017	$10,000,000	$10,462,500
1.875%, 09/30/2017	10,000,000	10,455,470
1.875%, 10/31/2017	10,000,000	10,450,000
2.250%, 11/30/2017	10,000,000	10,660,160
2.750%, 12/31/2017	12,500,000	13,676,762
2.625%, 01/31/2018	10,000,000	10,872,660
2.750%, 02/28/2018	10,000,000	10,946,880

Total U.S. Treasury Obligations
(cost $329,933,736)		341,502,807

	Shares	Value
Short-term Investments (2.28%)
JPMorgan U.S. Government Money Market Fund	9,299,040	$9,299,040

Total Short-term Investments
(cost $9,299,040)		9,299,040

TOTAL INVESTMENTS (99.15%)
(cost $393,239,777)		405,073,906
OTHER ASSETS, NET OF LIABILITIES (0.85%)		3,477,007

NET ASSETS (100.00%)		$408,550,913

(a)	These securities are guaranteed under the FDIC Temporary Liquidity Guarantee Program.

8	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS

February 29, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (b) (96.84%)
Alabama (1.93%)
City of Hoover, Alabama, General Obligation Warrants	5.000%	03/01/2017	Aa1	$2,000,000	$2,192,160
City of Phenix City, General Obligation Warrants, Series 2010-B	5.000%	02/01/2019	A+	1,030,000	1,247,577
City of Athens, Alabama, General Obligation Warrants	4.000%	09/01/2019	AA-	1,145,000	1,350,608
Board of Education of the City of Hoover, Capital Outlay Warrants, Series 2005	3.500%	02/15/2026	Aa2	985,000	1,002,385
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2027	Aa2	2,540,000	2,954,198
City of Madison (Alabama), General Obligation School Warrants, Series 2009	5.250%	02/01/2028	Aa2	1,500,000	1,735,380
City of Florence (Alabama), Water and Sewer Revenue Warrants, Series 2011	5.000%	08/15/2029	A1	1,620,000	1,834,456

					12,316,764

Alaska (2.03%)
Municipality of Anchorage, Alaska, Senior Lien Refunding Electric Revenue Bonds, 1996	6.500%	12/01/2014	NR	2,000,000	2,280,640
Municipality of Anchorage, Alaska, Senior Lien Electric Revenue Bonds, 2009 Series A (Tax-Exempt)	4.000%	12/01/2021	A+	1,955,000	2,129,933
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	585,000	637,077
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.625%	05/01/2022	AA	295,000	323,491
Municipality of Anchorage, Alaska, 2007 General Obligation Refunding Bonds, Series B (Schools)	4.500%	09/01/2022	AA	1,000,000	1,109,570
Municipality of Anchorage, Alaska, Wastewater Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	645,000	702,702
Municipality of Anchorage, Alaska, Water Revenue and Refunding Bonds, 2007	4.750%	05/01/2023	AA	1,110,000	1,214,873
Municipality of Anchorage, Alaska, 2005 General Obligation Bonds, Series F (General Purpose)	4.125%	09/01/2023	Aa2	1,000,000	1,056,710
Matanuska Susitna Borough, Alaska General Obligation Unlimited Bonds	5.500%	07/01/2025	Aa2	1,190,000	1,429,238
Alaska Housing Finance Corp. Home Mortgage Revenue Bonds 2008 Series B	5.250%	12/01/2029	Aa2	2,060,000	2,078,499

					12,962,733

Arizona (4.35%)
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2002 Series C	5.000%	01/01/2015	AA	900,000	932,958
Maricopa County, Arizona, Cave Creek Unified School District No. 93, School Improvement Bonds, Project of 2000, Series C (2006)	4.250%	07/01/2015	A+	525,000	574,649
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	4.000%	07/01/2016	AA-	450,000	502,308
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	4.000%	07/01/2019	A+	500,000	574,025
City of Glendale, Arizona, General Obligation Refunding Bonds, Series 2010	5.000%	07/01/2019	A+	4,180,000	5,116,153
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2020	AA-	1,965,000	2,356,467
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2021	A+	500,000	590,110
Maricopa County, Arizona, Tempe Elementary School District No. 3, School Improvement Bonds, Project of 2005, Series B (2007)	4.500%	07/01/2021	Aa2	2,500,000	2,739,800
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2021	Aa2	1,000,000	1,053,250
Tucson Unified School District No. 1 of Pima County, Arizona, School Improvement Bonds, Project of 2004, Series C (2007)	4.500%	07/01/2021	A+	1,000,000	1,095,920
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2022	Aa2	720,000	751,889
Tucson Unified School District No. 1 of Pima County, Arizona, Refunding Bonds, Tax-Exempt Series 2011	5.000%	07/01/2022	AA-	1,000,000	1,209,970
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2023	A+	1,000,000	1,164,840
Litchfield Elementary School District No. 79 of Maricopa County, Arizona, School Improvement Bonds, Project of 2009, Series A (2011)	5.000%	07/01/2023	Aa2	1,000,000	1,191,130
Paradise Valley Unified School District No. 69 of Maricopa County, Arizona, School Improvement Bonds, Project of 2011, Series A (2012)	3.000%	07/01/2023	Aa2	1,360,000	1,394,041
Pima County, Arizona, General Obligation Bonds, Series 2009A	4.000%	07/01/2023	AA-	1,500,000	1,637,055
Pinal County Community College District of Pinal County, Arizona, General Obligation Bonds, Project of 2008, Series B (2012)	4.500%	07/01/2023	AA-	1,705,000	1,953,367

See accompanying notes to schedules of investments.	9

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Arizona (Cont.)
Salt River Project Agricultural Improvement and Power District, Arizona, Salt River Project Electric System Refunding Revenue Bonds, 2008 Series A	5.000%	01/01/2024	AA	$1,500,000	$1,738,965
Amphitheater Unified School District No. 10 of Pima County, Arizona, School Improvement Bonds, Project of 2007, Series B (2009), (Bank Qualified)	5.000%	07/01/2024	A+	1,000,000	1,156,880

					27,733,777

Arkansas (1.69%)
Beaver Water District of Benton and Washington Counties, Arkansas, Water Refunding Revenue Bonds, Series 2010	3.000%	11/15/2019	AA+	1,390,000	1,506,204
Little Rock School District of Pulaski County, Arkansas, Refunding Bonds	3.000%	02/01/2020	Aa3	1,250,000	1,295,762
Conway School District No. 1 of Faulkner County, Arkansas Refunding Bonds	4.000%	02/01/2021	Aa3	1,515,000	1,599,658
City of Little Rock, Arkansas, Sewer Construction Revenue Bonds, Series 2007A	4.500%	06/01/2021	Aa3	1,320,000	1,444,753
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.125%	10/01/2022	Aa3	100,000	115,489
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.250%	10/01/2024	Aa3	335,000	383,950
Springdale School District No. 50 of Washington County, Arkansas Refunding and Construction Bonds, Series A	4.000%	06/01/2025	Aa2	2,000,000	2,104,160
City of Fort Smith, Arkansas, Water and Sewer Refunding and Construction Revenue Bonds, Series 2008	5.250%	10/01/2028	A	1,500,000	1,725,975
City of Little Rock, Arkansas, Sewer Revenue Bonds, Series 2008	5.500%	10/01/2030	Aa3	500,000	569,250

					10,745,201

California (4.78%)
Calleguas-Las Virgines, Public Financing Authority Revenue Bonds, Series A (Calleguas Municipal Water District Project) (Prerefunded to 07-01-2013 @ 100) (c)	5.000%	07/01/2015	AAA	1,000,000	1,062,660
Golden West Schools Financing Authority, 2005 General Obligation Revenue Bonds	5.000%	08/01/2015	AA	1,515,000	1,715,753
State of California, Various Purpose General Obligation Bonds	5.250%	11/01/2015	A-	3,000,000	3,234,120
State of California, Various Purpose General Obligation Bonds	5.000%	02/01/2017	A-	3,250,000	3,448,412
San Diego Community College District, San Diego County, California, General Obligation Bonds, Election of 2002, Series 2003 (Prerefunded to 05-01-2013 @ 100) (c)	5.000%	05/01/2017	Aa1	1,355,000	1,429,864
Chino Valley Unified School District, (County of San Bernadino, California) General Obligation Bonds, 2002 Election, Series B	5.000%	08/01/2017	A+	1,560,000	1,646,408
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.500%	05/01/2021	AA	740,000	802,804
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.625%	05/01/2022	AA	770,000	828,605
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series A (Santa Barbara Elementary School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2022	Aa2	1,160,000	1,272,102
City of San Jose, General Obligation Bonds, Series 2007 (Parks and Public Safety Projects)	4.500%	09/01/2022	AA+	2,900,000	3,097,635
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2023	AA	810,000	873,974
Kern High School District (Kern County, California), General Obligation Bonds, 2004 Election, Series C	4.750%	08/01/2023	A+	1,685,000	1,779,175
Santa Barbara Schools Financing Authority 2007 General Obligation Revenue Bonds, Series B (Santa Barbara High School District General Obligation Bond Refunding) (Santa Barbara County, California)	4.750%	08/01/2023	Aa2	1,435,000	1,564,652
Desert Water Agency Financing Corporation (Water System Improvement Project) Series 2007	4.750%	05/01/2024	AA	845,000	908,814
Carmel Unified School District (Monterey County, California), General Obligation Bonds, Election of 2005, Series 2008	4.750%	08/01/2025	AAA	575,000	639,964
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.000%	08/01/2025	AA	1,115,000	1,234,673
Marin Community College District (Marin County, California), Election of 2004 General Obligation Bonds, Series C	4.250%	08/01/2026	AA	1,275,000	1,424,685
Santa Barbara Community College District, (Santa Barbara County, California), General Obligation Bonds, Election of 2008, Series A	5.250%	08/01/2026	Aa1	1,555,000	1,774,006

10	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
California (Cont.)
Santa Clara Unified School District (Santa Clara County, California), General Obligation Bonds, Election of 2004, Series 2008	4.875%	07/01/2027	AA	$1,000,000	$1,066,650
Placentia-Yorba Linda Unified School District, (Orange County, California), General Obligation Bonds, 2002 Election, Series C	5.000%	08/01/2029	AA-	600,000	642,576

					30,447,532

Colorado (2.80%)
City of Colorado Springs, Colorado, Utilities System, Subordinate Lien Improvement Revenue Bonds, Series 2005B.	4.750%	11/15/2015	Aa2	510,000	584,996
Highlands Ranch Metropolitan District No. 2, (Douglas County, Colorado) General Obligation Refunding Bonds, Series 2005	4.500%	06/15/2017	AA+	1,705,000	1,870,845
City of Colorado Springs, Colorado, Utilities System Subordinate Lien Improvement Revenue Bonds, Series 2005B	4.750%	11/15/2019	Aa2	600,000	666,840
El Paso County School District No. 20 (Academy), El Paso County, Colorado, General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	2,255,000	2,431,431
Jefferson County, Colorado, School District No. 1	5.000%	12/15/2021	AA-	3,000,000	3,762,300
St. Vrain Valley School District No. RE-1J, (Boulder, Larimer and Weld Counties, and the City and County of Broomfield, Colorado), General Obligation Refunding Bonds, Series 2012	3.000%	12/15/2021	Aa2	2,820,000	3,040,637
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2025	Aa2	1,500,000	1,686,300
City of Aurora, Colorado, First-Lien Water Refunding Revenue Bonds, Series 2008A	4.750%	08/01/2026	Aa2	1,465,000	1,636,888
City of Aurora, Colorado, First-Lien Water Improvement Revenue Bonds, Series 2007A	5.000%	08/01/2032	Aa2	2,000,000	2,187,740

					17,867,977

Connecticut (1.31%)
The University of Connecticut, General Obligation Bonds, Series A 2004 (Prerefunded to 01-15-2014 @ 100) (c)	5.000%	01/15/2018	Aa3	600,000	652,176
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	5.000%	06/15/2020	Aaa	500,000	606,130
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2020	Aa2	525,000	606,370
Town of Trumbull, Connecticut, General Obligation Refunding Bonds, Issue of 2009	4.000%	09/15/2021	Aa2	500,000	571,440
State of Connecticut, General Obligation Refunding Bonds, 2006 Series E	4.500%	12/15/2021	Aa3	1,900,000	2,121,787
Town of Bethel, Connecticut, General Obligation Sewer Bonds, Issue of 2009, Series B	4.000%	11/15/2023	AA+	620,000	664,919
Town of New Canaan, Connecticut, General Obligation Refunding Bonds, Issue of 2010, Series A	4.000%	06/15/2024	Aaa	1,000,000	1,113,050
State of Connecticut Health and Education Facilities Authority Revenue Bonds, Yale University Issue Series T-1	4.700%	07/01/2029	Aaa	1,800,000	2,027,682

					8,363,554

Delaware (0.19%)
State of Delaware, General Obligation Bonds, Series 2007A	4.250%	05/01/2021	Aaa	1,125,000	1,212,750

Florida (6.22%)
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2018	A+	1,000,000	1,180,510
Pasco County, Florida, Water and Sewer Refunding Revenue Bonds, Series 2006	4.500%	10/01/2019	Aa2	2,025,000	2,213,710
City of Pompano Beach, Florida, Water and Sewer Refunding Revenue Bonds Series 2006B	4.500%	07/01/2020	NR	1,220,000	1,257,661
JEA Florida, Water and Sewer System Revenue Bonds, 2010 Series D	3.600%	10/01/2020	Aa2	1,220,000	1,284,806
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	5.000%	10/01/2020	Aa2	1,390,000	1,643,077
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2021	AA	1,170,000	1,310,388
State of Florida, State Board of Education, Public Education Capital Outlay Bonds 2004 Series D	4.375%	06/01/2021	Aa1	1,000,000	1,094,520
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.200%	07/01/2021	Aa3	3,500,000	3,760,225
City of Titusville, Florida, Water and Sewer Revenue Refunding Bonds, Series 2010	5.000%	10/01/2021	A+	600,000	709,020
Orlando Utilities Commission, Utility System Revenue Refunding Bonds, Series 2006	4.750%	10/01/2021	AA	1,000,000	1,127,040
Pasco County, Florida, Water and Sewer Revenue Bonds, Series 2009A	4.000%	10/01/2021	Aa2	1,455,000	1,593,123
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	03/01/2022	AA	1,215,000	1,347,520

See accompanying notes to schedules of investments.	11

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Florida (Cont.)
Coral Springs Improvement District, Subordinate Water and Sewer Revenue Bonds, Series 2007	4.375%	06/01/2022	NR	$1,500,000	$1,583,580
JEA Florida, Electric System Revenue Bonds, Series Three 2009A	5.000%	10/01/2022	AA-	1,820,000	1,916,205
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2022	Aa2	365,000	436,412
Fort Lauderdale, Florida, Water and Sewer Revenue Bonds	4.000%	09/01/2023	AA	1,290,000	1,420,484
Tohopekaliga Water Authority, Utility System Revenue Refunding Bonds, Series 2011A	5.000%	10/01/2023	Aa2	200,000	236,166
City of Hollywood, Florida, General Obligation Bonds, Series 2005	5.000%	06/01/2024	A	3,000,000	3,196,170
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2006A	4.250%	07/01/2024	Aa3	2,500,000	2,670,800
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2024	Aa3	2,000,000	2,358,380
State of Florida, Department of Transportation, Turnpike Revenue Bonds, Series 2010B	5.000%	07/01/2025	Aa3	2,485,000	2,922,136
City of West Palm Beach, Florida, Utility System Revenue Refunding Bonds, Series 2008A	5.000%	10/01/2026	AA-	2,000,000	2,245,820
State of Florida, State Board of Education, Public Education Capital Outlay Bonds, 2004 Series C	4.750%	06/01/2029	Aa1	2,000,000	2,122,780

					39,630,533

Georgia (3.33%)
State of Georgia, General Obligation Bonds, Series 1995B	5.750%	03/01/2012	Aaa	2,950,000	2,950,000
State of Georgia, General Obligation Bonds, Series 1995B (Escrowed to maturity) (c)	5.750%	03/01/2012	Aaa	50,000	50,000
State of Georgia, General Obligation Bonds, Series 1997A	6.250%	04/01/2012	Aaa	3,000,000	3,013,260
State of Georgia, General Obligation Bonds, Series B (Prerefunded to 05-01-2012 @ 100) (c)	5.125%	05/01/2014	AA+	3,450,000	3,476,944
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	3.500%	08/01/2020	Aa2	200,000	225,578
Cherokee County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	4.000%	08/01/2021	Aa2	250,000	287,252
Fayette County, Georgia, Water Revenue Bond, Series 2009	5.000%	10/01/2021	Aa2	1,790,000	2,124,086
Henry County and Henry County Water and Sewerage Authority (Georgia), Water and Sewerage Revenue Refunding Bonds, Series 2010	5.000%	02/01/2022	Aa2	1,000,000	1,212,690
Fulton County, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 2011	5.000%	01/01/2024	Aa3	1,660,000	1,999,802
Fayette County, Georgia, Water Revenue Bond, Series 2009	4.375%	10/01/2024	Aa2	750,000	839,858
Unified Government of Athens-Clarke County, Georgia, Water and Sewerage Revenue Bonds, Series 2008	5.625%	01/01/2028	AA-	1,000,000	1,163,490
Forsyth County, Georgia, General Obligation Bonds, Series 2008A	5.000%	03/01/2028	AA+	1,000,000	1,167,070
Spalding County Water and Sewerage Facilities Authority (Georgia), Revenue Bonds, Series 2008	6.125%	09/01/2028	Aa3	2,300,000	2,713,517

					21,223,547

Hawaii (0.75%)
City and County of Honolulu, General Obligation Bonds, Series 2005F	5.000%	07/01/2026	Aa1	2,140,000	2,367,846
State of Hawaii Highway Revenue Bonds Series 2008	5.750%	01/01/2027	Aa2	2,000,000	2,387,300

					4,755,146

Idaho (0.46%)
Nampa School District No. 131, Canyon County, Idaho, General Obligation School Bonds, Series 2003 (Prerefunded to 08-15-2013 @ 100) (c)	4.750%	08/15/2018	A	1,690,000	1,799,580
Independent School District of Boise City, Ada and Boise Counties, Idaho, General Obligation Bonds, Series 2007	4.625%	08/01/2022	AA	1,000,000	1,120,230

					2,919,810

Illinois (3.54%)
School District Number 112 (North Shore), Lake County, Illinois, Refunding School Bonds, Series 2002	5.750%	12/01/2012	Aaa	2,150,000	2,235,097
State of Illinois, General Obligation Bonds, Illinois, First Series of April 2001	5.375%	04/01/2013	A2	2,000,000	2,100,800
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (c)	5.000%	10/01/2015	NR	700,000	752,143

12	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Illinois (Cont.)
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (c)	5.000%	10/01/2015	Aa2	$345,000	$370,699
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (c)	5.000%	10/01/2016	Aa2	365,000	392,189
Community Unit School District Number 308, Kendall, Kane and Will Counties, Illinois, General Obligation School Bonds, Series 2003C (Prerefunded to 10-01-2013 @ 100) (c)	5.000%	10/01/2016	NR	735,000	789,750
Community Unit School District No. 5, McLean and Woodford Counties, Illinois, General Obligation Refunding School Bonds, Series 2005	4.000%	12/01/2016	Aa2	900,000	915,318
Community Unit School District Number 200-U Will County, Illinois	5.000%	11/01/2019	A1	1,650,000	1,787,181
The Illinois State Toll Highway Authority, Toll Highway Senior Priority Revenue Bonds, 2005 Series A	4.125%	01/01/2020	Aa3	5,000,000	5,341,400
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2020	Aa2	1,360,000	1,462,830
County of Lake, Illinois, Water and Sewer System Revenue Refunding Bonds Series B of 2006	4.375%	12/01/2020	Aa1	1,465,000	1,613,155
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2022	AA	1,200,000	1,399,344
Community Consolidated School District Number 201, Grundy, Kendall and Will Counties, Illinois, (Minooka), General Obligation Refunding School Bonds, Series 2010A	5.250%	10/15/2023	AA	2,000,000	2,332,240
School District Number 161, Will County, Illinois, General Obligation School Bonds, Series 2005	5.000%	01/01/2024	Aa2	1,000,000	1,065,430

					22,557,576

Indiana (2.59%)
Highland School Building Corporation, Lake County, Indiana, First Mortgage Refunding Bonds, Series 2003	5.000%	07/10/2016	AA+	2,635,000	2,787,382
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.350%	07/15/2017	AA-	210,000	222,615
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.600%	07/15/2018	AA-	220,000	234,628
Zionsville Community Schools Building Corporation, Boone County, Indiana, First Mortgage Bonds, Series 2005A	5.000%	07/15/2018	AA-	1,665,000	1,850,081
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	2.800%	07/15/2019	AA-	230,000	246,937
City of Bloomington, Indiana, Waterworks Revenue Bonds of 2011, Series B	3.500%	07/01/2020	AA-	910,000	987,951
Lebanon Middle School Building Corporation, Lebanon, Indiana, Unlimited Ad Valorem Property Tax First Mortgage Bonds, Series 2011	4.000%	07/10/2020	A+	2,075,000	2,293,311
Town of Zionsville, Indiana, Sewage Works Revenue Bonds of 2010, Series A	3.000%	07/15/2020	AA-	245,000	263,918
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2020	Aa3	2,075,000	2,327,610
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2022	Aa3	500,000	590,890
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.000%	07/01/2022	Aa2	185,000	206,638
Ball State University Board of Trustees, Ball State University Student Fee Bonds, Series 0	5.250%	07/01/2023	Aa3	1,060,000	1,246,115
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.250%	07/01/2023	Aa2	215,000	242,486
City of Noblesville, Indiana, Sewage Works Revenue Bonds of 2011	4.375%	07/01/2024	Aa2	210,000	236,966
The Trustees of Ivy Tech Community College of Indiana, Ivy Tech Community College Student Fee Bonds, Series K	5.000%	07/01/2024	AA-	1,000,000	1,097,480
City of Fort Wayne, Indiana, Sewage Works Revenue Bonds of 2010	4.500%	08/01/2025	Aa3	1,530,000	1,675,534

					16,510,542

Iowa (2.71%)
City of Des Moines, Iowa, General Obligation Bonds, Series 2007C Urban Renewal	4.000%	06/01/2015	Aa1	990,000	1,097,801
Board of Regents, State of Iowa, Utility System Revenue Bonds, Series S.U.I. 2006	4.000%	11/01/2015	Aa1	975,000	1,089,416
Black Hawk County, Iowa, General Obligation Bonds, Series 2008B	4.600%	06/01/2018	Aa2	520,000	573,893
City of West Des Moines, Iowa, General Obligation Bonds, Series 2004A	5.000%	06/01/2018	Aaa	850,000	926,866
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2019	Aa1	1,190,000	1,368,060
Clear Creek Amana Community School District, Iowa, General Obligation School Bonds	4.625%	06/01/2019	A1	1,200,000	1,258,632

See accompanying notes to schedules of investments.	13

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Iowa (Cont.)
City of Des Moines, Iowa, General Obligation Refunding Bonds, Series 2010B (Urban Renewal)	4.000%	06/01/2022	Aa1	$1,350,000	$1,510,110
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2025	AA	1,775,000	2,000,886
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.625%	07/01/2026	AA	1,750,000	1,960,735
Ankeny Community School District Polk County, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2027	Aa3	2,000,000	2,177,320
Board of Regents, State of Iowa, Academic Building Revenue Bonds, Series S.U.I. 2008	4.750%	07/01/2027	AA	1,950,000	2,172,436
Waukee Community School District, Iowa, General Obligation School Bonds, Series 2009	5.000%	06/01/2028	Aa2	1,000,000	1,147,440

					17,283,595

Kansas (3.84%)
Kansas Development Finance Authority, Kansas Water Pollution Control Revolving Fund Revenue Bonds	5.500%	05/01/2015	Aaa	2,000,000	2,308,580
City of Overland Park, Kansas Internal Improvement Bonds, Series 2006A	4.250%	09/01/2016	Aaa	1,220,000	1,325,408
City of Derby, Kansas, General Obligation Water System Refunding Bonds, Series A	5.000%	12/01/2017	Aa3	670,000	710,803
Unified School District No. 263, Sedgwick County, Kansas (Mulvane) General Obligation School Building Bonds, Series 2004	5.000%	09/01/2018	A1	1,000,000	1,093,160
Unified School District No. 265, Sedgwick County, Kansas (Goddard), General Obligation Refunding and Improvement Bonds Series 2005	5.000%	10/01/2018	Aa3	910,000	1,017,334
City of Wichita, Kansas, General Obligation Bonds, Series 790	4.375%	09/01/2019	Aa1	980,000	1,066,093
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2022	Aaa	1,000,000	1,119,400
City of Lawrence, Kansas, Water and Sewage System, Improvement Revenue Bonds, Series 2007	4.500%	11/01/2022	Aa2	890,000	983,806
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.500%	09/01/2023	Aaa	1,615,000	1,805,182
Johnson County, Kansas, Internal Improvement Bonds, Series 2007B, (General Obligation Payable from Unlimited Ad Valorem Taxes)	4.625%	09/01/2024	Aaa	1,895,000	2,122,002
City of Wichita, Kansas, Water and Sewer Utility, Revenue Bonds, Series 2009A	5.000%	10/01/2024	AA-	2,000,000	2,350,480
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.500%	09/01/2025	Aaa	1,115,000	1,252,067
City of Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2005C	5.000%	10/01/2025	AA-	1,240,000	1,400,295
Johnson County, Kansas, Internal Improvement Bonds, Series 2008A	4.750%	09/01/2026	Aaa	2,220,000	2,514,638
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2029	Aa2	215,000	222,562
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A (Prerefunded to 08-15-2013 @ 100) (c)	5.600%	08/15/2029	NR	1,335,000	1,437,915
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A	5.600%	08/15/2030	Aa2	225,000	232,785
City of Topeka, Kansas, General Obligation Improvement and Refunding Bonds, Series 2008-A (Prerefunded to 08-15-2013 @ 100) (c)	5.600%	08/15/2030	NR	1,405,000	1,513,311

					24,475,821

Kentucky (1.60%)
Sanitation District No. 1, Sanitation District Revenue Bonds, Series 2006, Campbell, Kenton and Boone Counties, Kentucky	4.300%	08/01/2017	Aa2	1,275,000	1,439,411
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2018	Aa3	2,040,000	2,263,829
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.500%	11/01/2020	Aa1	1,565,000	1,758,074
Boone-Florence Water Commission (Kentucky), Water Supply System Refunding Revenue Bonds, Series 2010	3.250%	12/01/2020	Aa3	1,780,000	1,945,593
Louisville and Jefferson County Metropolitan Sewer District, (Commonwealth of Kentucky), Sewer and Drainage System Revenue Bonds, Series 2007A	5.000%	05/15/2024	Aa3	1,500,000	1,715,820
Louisville/Jefferson County Metro Government, General Obligation Bonds, Series 2006A	4.250%	11/01/2025	Aa1	1,000,000	1,076,890

					10,199,617

Louisiana (1.31%)
State of Louisiana, General Obligation Bonds, Series 2003 A (Prerefunded to 05-01-2013 @ 100) (c)	5.000%	05/01/2018	Aa2	4,000,000	4,221,000

14	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Louisiana (Cont.)
City of Shreveport, State of Louisiana, General Obligation Refunding Bonds, Series 2005A	5.000%	05/01/2019	A+	$1,340,000	$1,459,729
Caddo Parish, Louisiana, General Obligation Bonds Series 2007	4.500%	02/01/2020	Aa2	405,000	442,953
State of Louisiana, General Obligation Match Bonds, Series 2006-B	5.000%	07/15/2025	Aa2	2,000,000	2,243,120

					8,366,802

Maine (0.99%)
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2020	Aa2	100,000	114,513
Maine Municipal Bond Bank, 2007 Series A Refunding Bonds	4.500%	11/01/2021	Aa2	3,515,000	3,972,583
Maine Turnpike Authority, Turnpike Revenue Bonds, Series 2004	5.250%	07/01/2030	Aa3	2,100,000	2,204,181

					6,291,277

Maryland (1.33%)
State of Maryland, General Obligation Bonds, State and Local Facilities Loan of 2002, Second Series	5.500%	08/01/2014	Aaa	430,000	483,552
Baltimore County, Maryland, General Obligation Bonds, Consolidated Public Improvement, Series 2002	5.000%	09/01/2014	Aaa	1,050,000	1,074,244
Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2005	4.000%	10/01/2017	Aaa	455,000	507,193
Washington Suburban Sanitary District, Maryland	5.000%	06/01/2019	Aaa	2,000,000	2,275,600
University System of Maryland, Auxiliary Facility and Tuition Revenue Bonds, 2008 Series A	4.625%	04/01/2026	Aa1	2,140,000	2,383,211
The City of Frederick, Maryland, General Obligation Bonds and Notes, Public Improvements Bonds, Tax-Exempt Series 2009A	5.000%	03/01/2027	Aa2	1,500,000	1,777,110

					8,500,910

Massachusetts (1.03%)
Town of Westborough Massachusetts, General Obligation Bonds, (Unlimited Tax)	5.000%	11/15/2016	Aa2	1,135,000	1,228,320
The Commonwealth of Massachusetts, General Obligation Bonds, Consolidated Loan of 2003, Series C (Prerefunded to 08-01-2013 @ 100) (c)	5.250%	08/01/2017	Aa1	5,000,000	5,339,550

					6,567,870

Michigan (1.76%)
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2018	AA	500,000	550,630
Board of Trustees of Northern Michigan University, General Revenue Bonds, Series 2008A	5.000%	12/01/2018	A	440,000	532,382
Traverse City Area Public Schools, Counties of Grand Traverse, Leelanau and Benzie, State of Michigan, 2010 School Building and Site Bonds (General Obligation - Unlimited Tax)	3.500%	05/01/2020	AA	1,000,000	1,097,330
Forest Hills Public Schools County of Kent, State of Michigan, 2007 School Building and Site Bonds (General Obligation - Unlimited Tax)	4.750%	05/01/2022	AA	2,000,000	2,244,120
Forest Hills Public Schools, County of Kent, State of Michigan, 2010 School Building and Site Bonds, Series II, (General Obligation - Unlimited Tax)	4.000%	05/01/2022	AA	700,000	766,192
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2022	A+	275,000	325,993
East Grand Rapids Public Schools, County of Kent, State of Michigan, 2012 Refunding Bonds, (General Obligation - Unlimited Tax)	4.000%	05/01/2023	AA	1,485,000	1,603,963
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2023	A+	400,000	472,040
Hudsonville Public Schools, Counties of Ottawa and Allegan, State of Michigan, 2011 School Building and Site Bonds, (General Obligation - Unlimited Tax)	5.000%	05/01/2024	A+	600,000	701,184
Howell Public Schools, County of Livingston, State of Michigan, 2011 Refunding Bonds, Series B, (General Obligation - Unlimited Tax)	5.000%	05/01/2025	A+	1,880,000	2,113,308
City of Petoskey, County of Emmet, State of Michigan, Water Supply and Sewage Disposal System Revenue and Revenue Refunding Bonds, Series 2011	4.500%	02/01/2028	AA-	750,000	806,348

					11,213,490

Minnesota (0.18%)
State of Minnesota, General Obligation State Various Purpose Bonds, Series 2009H	4.500%	11/01/2024	Aa1	1,000,000	1,168,110

See accompanying notes to schedules of investments.	15

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Mississippi (2.26%)
State of Mississippi, General Obligation Refunding Bonds, Series 2001	5.500%	09/01/2013	Aa2	$2,000,000	$2,151,260
State of Mississippi, General Obligation Refunding Bonds, Series 2002A	5.500%	12/01/2015	Aa2	2,000,000	2,366,680
DeSoto County School District, DeSoto County, Mississippi, General Obligation Bonds, Series 2005	4.000%	05/01/2018	Aa1	1,585,000	1,678,087
City of Jackson, Mississippi, Water and Sewer System Revenue Refunding Bonds, Series 2005	4.500%	09/01/2018	A+	1,000,000	1,098,020
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.375%	08/01/2019	Aa2	475,000	540,616
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.375%	08/01/2019	Aa2	525,000	597,524
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007A	4.500%	08/01/2020	Aa2	500,000	565,380
City of Ridgeland, Mississippi, General Obligation Public Improvement Bonds, Series 2007B	4.500%	08/01/2020	Aa2	400,000	452,304
Mississippi Development Bank, Special Obligation Bonds, Series 2010A, (City of Jackson, Mississippi General Obligation, Refunding Project)	5.000%	03/01/2022	AA-	1,000,000	1,190,390
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2025	Aa2	2,290,000	2,639,225
Mississippi Development Bank, Special Obligation Bonds, Series 2008 (Jackson Public School District General Obligation Bond Project)	5.375%	04/01/2026	Aa2	1,000,000	1,146,460

					14,425,946

Missouri (2.76%)
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation Refunding Bonds, Series 2005	4.500%	03/01/2019	Aa1	1,850,000	2,011,061
State Environmental Improvement and Energy, Resources Authority (State of Missouri), Water Pollution Control and Drinking Water Revenue Bonds, (State Revolving Funds Programs), Series 2007A	4.500%	01/01/2021	Aaa	1,060,000	1,206,344
Health and Education Facilities Authority of the State of Missouri, Educational Facilities Revenue Bonds (The Washington University), Series 2007B	4.200%	01/15/2021	Aaa	530,000	583,747
City of Ladue School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2007	5.000%	03/01/2023	AAA	1,455,000	1,670,209
Parkway C-2 School District, St. Louis County, Missouri, General Obligation Refunding and Improvement Bonds, Series 2009	4.625%	03/01/2025	AAA	3,000,000	3,410,580
Reorganized School District No. 7 of Jackson County, Missouri (Lee’s Summit, Missouri School District), General Obligation School Building Bonds, Series 2008	4.750%	03/01/2027	Aa1	5,750,000	6,428,155
Platte County R-III School District of Platte County, Missouri, General Obligation School Building Bonds, Series 2008	5.000%	03/01/2028	AA	2,000,000	2,251,620

					17,561,716

Montana (0.09%)
State of Montana, General Obligation Bonds, (Water Pollution Control State Revolving Fund Program), Series 2005G	4.750%	07/15/2018	AA	490,000	547,987

Nebraska (3.27%)
Nebraska Public Power District Revenue Series A	5.000%	01/01/2017	A	3,000,000	3,187,980
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2018	Aaa	2,140,000	2,391,942
City of Omaha, Nebraska, Various Purpose Bonds Series of 2005	4.500%	11/15/2019	Aaa	2,140,000	2,370,671
City of Omaha, Nebraska, Sanitary Sewerage System Revenue Bonds, Series of 2006	4.250%	11/15/2020	Aa2	1,565,000	1,722,736
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	4.000%	12/15/2022	AA-	1,290,000	1,465,285
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2023	AA-	1,560,000	1,903,964
Douglas County School District 0010 in the State of Nebraska, (Elkhorn Public Schools), General Obligation Bonds, Series 2008	4.625%	07/15/2024	AA-	2,120,000	2,162,951
Douglas County School District 0001, (Omaha, Nebraska, Public Schools), General Obligation Refunding Bonds, Series 2010	4.000%	12/15/2024	Aa1	3,000,000	3,347,970

16	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Nebraska (Cont.)
Douglas County School District 0010, (Elkhorn Public Schools), General Obligation Refunding Bonds, Series 2011	5.000%	12/15/2026	AA-	$1,925,000	$2,290,423

					20,843,922

New Hampshire (1.04%)
City of Concord, New Hampshire, General Obligations Bonds	4.750%	07/15/2016	AA	515,000	583,979
City of Manchester, New Hampshire, (Manchester Water Works) Water Revenue Bonds, Series 2003 (Prerefunded to 06-01-2013 @ 100) (c)	5.000%	12/01/2017	Aa1	2,620,000	2,773,846
State of New Hampshire, General Obligation Refunding Bonds, 2006 Series A	4.250%	10/15/2020	AA	1,405,000	1,580,513
New Hampshire Municipal Bond Bank Series B Bonds	4.750%	08/15/2023	A1	1,500,000	1,669,965

					6,608,303

New Jersey (3.72%)
State of New Jersey, General Obligation Bonds, Various Purpose	5.250%	08/01/2014	Aa3	7,000,000	7,785,120
Borough of Fort Lee, New Jersey, General Obligation Bonds, Series 2005	4.000%	07/15/2018	Aa2	1,230,000	1,309,040
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	2.500%	11/01/2018	AA	1,710,000	1,838,147
Township of Toms River, County of Ocean, New Jersey, General Improvement Bonds, Series 2010A	3.000%	06/15/2019	AA	1,900,000	2,028,915
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2019	Aa2	1,540,000	1,788,479
The Board of Education of the Township of Millstone, in the County of Monmouth, New Jersey, School District Refunding Bonds, Series 2011	5.000%	07/15/2020	A+	1,075,000	1,273,940
Middlesex County Improvement Authority, (County of Middlesex, State of New Jersey), County-Guaranteed Open Space Trust Fund Revenue Bonds, Series 2009A	4.000%	12/15/2020	Aa2	750,000	858,690
Township of Parsippany-Troy Hills, In the County of Morris, New Jersey, General Obligation Bonds	3.000%	11/01/2021	AA	1,775,000	1,904,309
The Board of Education, of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds, Series 2007 AA	4.500%	08/01/2022	Aa2	1,240,000	1,380,566
The Board of Education, of the Township of South Brunswick, in the County of Middlesex, New Jersey, Refunding School Bonds (d)	4.000%	12/01/2022	AA	750,000	866,445
The Board of Education, of the Somerset Hills School District, in the County of Somerset, New Jersey, Refunding School Bonds, Series 2012	4.000%	03/15/2024	Aa1	2,345,000	2,648,607

					23,682,258

New Mexico (1.89%)
State Transportation, Refunding Revenue Bonds, (Senior Lien), Series 2010B	4.000%	06/15/2019	Aa1	3,500,000	4,124,855
Las Cruces School District No. 2, General Obligation School Bonds, Series 2011A	4.000%	08/01/2021	Aa2	1,500,000	1,717,290
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2022	A+	1,365,000	1,490,635
City of Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Series 2005	5.000%	05/15/2023	A+	1,320,000	1,436,780
Albuquerque Municipal School District No. 12, Bernalillo and Sandoval Counties, New Mexico, General Obligation School Building Bonds Series 2008B	4.500%	08/01/2023	AA	2,000,000	2,194,740
Albuquerque Bernalillo County Water Utility Authority, Joint Water and Sewer System Improvement Revenue Bonds, Series 2005	4.400%	07/01/2024	AA	1,000,000	1,070,750

					12,035,050

New York (2.92%)
New York City, Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Fiscal 2003, Series D (Prerefunded to 06-15-2012 @ 100) (c)	5.000%	06/15/2016	Aa1	2,000,000	2,026,820
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2005 Series B	4.000%	06/15/2017	Aa3	1,000,000	1,077,650
New York State Thruway Authority, Second General Highway and Bridge Trust Fund Bonds, Series 2005B	5.000%	04/01/2019	AA	2,000,000	2,286,100
Town of Brookhaven, Suffolk County, New York, Public Improvement Serial Bonds - 2010	3.250%	03/15/2020	Aa2	1,665,000	1,782,632
Minisink Valley Central School District, Orange and Sullivan Counties, New York, School District (Serial) Bonds, 2009	3.000%	04/15/2020	AA	825,000	877,610

See accompanying notes to schedules of investments.	17

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
New York (Cont.)
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2020	Aa3	$695,000	$750,815
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2020	AA+	410,000	454,784
Minisink Valley Central School District, Orange and Sullivan Counties, New York, 2006 Series B Bonds	4.300%	06/01/2021	Aa3	625,000	673,619
County of Suffolk, New York, Public Improvement Serial Bonds - 2009 Series C	4.000%	10/15/2021	AA-	3,000,000	3,363,060
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2022	Aa2	1,265,000	1,406,212
County of Saratoga, New York, Public Improvement (Serial) Bonds, Series 2010B	4.000%	07/15/2023	AA+	465,000	501,721
Hauppauge Union Free School District, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	07/15/2023	Aa2	1,615,000	1,780,344
Miller Place Union Free School District, In the Town of Brookhaven, Suffolk County, New York, School District Serial Bonds - 2010	4.000%	02/15/2026	Aa2	460,000	488,474
The Port Authority of New York and New Jersey Consolidated Bonds, One Hundred Fifty-Third Series	4.750%	07/15/2029	AA-	1,000,000	1,103,670

					18,573,511

North Carolina (1.41%)
County of Orange, North Carolina, General Obligation Refunding Bonds, Series 2011	3.000%	02/01/2019	Aa1	1,000,000	1,104,960
North Carolina, Orange Water and Sewer Authority, Water and Sewer System Revenue Bonds, Series 2006	4.375%	07/01/2019	Aa1	855,000	951,034
City of Fayetteville, North Carolina, Public Works Commission, Revenue Bonds, Series 2009B	5.000%	03/01/2022	Aa3	1,000,000	1,195,480
County of Pender, North Carolina, General Obligation School Bonds, Series 2007	4.375%	03/01/2022	A+	545,000	601,533
County of Wake, North Carolina, General Obligation Public Improvement Bonds, Series 2011	4.000%	04/01/2024	Aaa	1,000,000	1,150,840
City of Charlotte, North Carolina, General Obligation Refunding Bonds, Series 2009B	4.000%	06/01/2024	Aaa	1,000,000	1,136,300
City of Asheville, North Carolina, Water System Revenue Bonds, Series 2007	4.750%	08/01/2024	Aa2	1,555,000	1,726,688
State of North Carolina, General Obligation Public Improvement Bonds, Series 2010A	4.000%	05/01/2026	Aaa	1,000,000	1,119,420

					8,986,255

North Dakota (0.70%)
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2016	Aaa	1,915,000	2,050,410
North Dakota Municipal Bond Bank, State Revolving Fund Program Bonds, Series 2003 B	5.000%	10/01/2017	Aaa	1,225,000	1,304,417
Cass County, North Dakota, West Fargo Public School District No. 6, General Obligation School Building Bonds, Series 2011	4.000%	05/01/2026	Aa3	1,000,000	1,084,510

					4,439,337

Ohio (2.13%)
Lakota Local School District, County of Butler, Ohio, General Obligation Unlimited Tax, School Improvement and Refunding Bonds, Series 2001	5.250%	12/01/2013	Aaa	1,375,000	1,379,414
Indian Hill Exempted Village School District, County of Hamilton, Ohio, School Improvement Refunding Bonds, Series 2006	4.375%	12/01/2020	Aaa	1,580,000	1,760,926
State of Ohio, Common Schools General Obligation Bonds, Series 2005C	4.300%	06/15/2021	Aa1	2,000,000	2,169,060
Board of Education, City School District of the City of Cincinnati, County of Hamilton, Ohio, Classroom Facilities Construction and Improvement Refunding Bonds, Series 2006 (Voted General Obligation Unlimited Tax)	5.250%	12/01/2022	AA-	1,000,000	1,246,870
Plain Local School District, County of Stark, Ohio, General Obligation (Unlimited Tax), School Improvement Refunding Bonds, Series 2011A	4.300%	11/01/2023	AA-	2,840,000	3,137,376
State of Ohio, Common Schools General Obligation Bonds, Series 2006D	4.300%	09/15/2025	Aa1	2,000,000	2,158,620
Miami University (A State University of Ohio), General Receipts Revenue and Refunding Bonds, Series 2011	5.000%	09/01/2026	Aa3	1,430,000	1,694,493

					13,546,759

Oklahoma (0.72%)
Oklahoma Water Resources Board, State Loan Program Revenue Bonds, Refunding Series 2006B	5.000%	10/01/2020	AAA	1,230,000	1,418,362
City of Tulsa, Oklahoma, General Obligation Bonds, Series 2008	4.625%	05/01/2025	AA	1,485,000	1,646,167

18	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Oklahoma (Cont.)
Oklahoma Housing Finance Agency, Single Family Mortgage Revenue Bonds, (Homeownership Loan Program), 2003 Series B-1 (AMT)	4.875%	09/01/2033	Aaa	$1,530,000	$1,532,555

					4,597,084

Oregon (2.51%)
Reynolds School District 7, Multnomah County, Oregon, General Obligation Refunding Bonds Series 2000	5.000%	06/15/2015	Aa2	2,135,000	2,425,979
City of Hillsboro, Oregon, Full Faith and Credit Bonds, Series 2004	4.750%	06/01/2018	Aa3	500,000	535,520
Oregon City School District No. 62, Clackamas County, Oregon, General Obligation Refunding Bonds, Series 2004	5.000%	06/15/2018	Aa2	1,625,000	1,782,219
State of Oregon Housing and Community Services Department, Mortgage Revenue Bonds (Single-Family Mortgage Program) 2007 Series C	4.625%	07/01/2020	Aa2	420,000	444,448
City of Portland, Oregon, First Lien Water System Revenue and Refunding Bonds, 2010 Series A (Tax Exempt)	4.000%	05/01/2021	Aaa	1,000,000	1,148,980
City of Portland, Oregon, Second Lien Sewer System Revenue and Refunding Bonds, 2008 Series B	5.000%	06/15/2023	Aa3	1,500,000	1,724,085
City of Portland, Oregon, First Lien Water System Revenue Bonds, 2011 Series A	4.000%	05/01/2025	Aaa	1,330,000	1,494,641
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2025	Aa1	745,000	897,256
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2026	Aa1	670,000	801,635
State of Oregon, State Board of Higher Education, General Obligation Bonds 2009 Series A Serial Bonds	5.750%	08/01/2027	Aa1	750,000	895,882
Tualatin Hills Park & Recreation District, Washington County, Oregon, General Obligation Bonds, Series 2009	4.625%	06/01/2028	AA	1,335,000	1,491,729
Portland Community College District, Multnomah, Washington, Yamhill, Clackamas and Columbia Counties, Oregon, General Obligation Bonds, Series 2009	5.000%	06/15/2029	AA	2,000,000	2,338,000

					15,980,374

Pennsylvania (2.00%)
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2016	A+	1,070,000	1,143,584
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.500%	05/15/2017	A+	1,010,000	1,075,145
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2017	NR	1,030,000	1,105,344
Bellefonte Area School District, Centre County, Pennsylvania, General Obligation Bonds, Series A of 2004	4.750%	05/15/2018	A+	1,160,000	1,234,054
Dover Township Sewer Authority, York County, Pennsylvania, Guaranteed Sewer Revenue Bonds, Series 2004	5.000%	11/01/2018	NR	1,000,000	1,067,270
County of Chester, Commonwealth of Pennsylvania, General Obligation Bonds Series of 2006	4.375%	11/15/2021	Aaa	2,300,000	2,559,923
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2025	Aa2	1,605,000	1,806,909
Township of Cranberry, Butler County, Pennsylvania, General Obligation Bonds, Series of 2011	4.500%	03/01/2027	Aa2	2,505,000	2,757,629

					12,749,858

Rhode Island (0.17%)
State of Rhode Island and Providence Plantations, General Obligation Bonds, Consolidated Capital Development Loan of 2007, Series A	4.750%	08/01/2023	Aa2	1,000,000	1,106,150

South Carolina (0.87%)
Lugoff-Elgin Water Authority (South Carolina) Waterworks System Revenue Bonds, Series 2007	5.000%	07/01/2022	A1	1,000,000	1,124,360
City of Columbia, South Carolina, Waterworks and Sewer System Revenue Bonds, Series 2010	4.500%	02/01/2025	AA	1,035,000	1,172,313

See accompanying notes to schedules of investments.	19

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value

Long-term Municipal Bonds (Cont.)
South Carolina (Cont.)
School District No. 1 of Richland County, South Carolina, General Obligation Bonds, Series 2006B	4.450%	03/01/2025	Aa2	$1,000,000	$1,110,750
Berkeley County, South Carolina, Water and Sewer System Refunding Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa3	800,000	898,440
University of South Carolina, Higher Education Revenue Bonds, Series 2008A	4.750%	06/01/2025	Aa2	1,130,000	1,260,086

					5,565,949

South Dakota (0.51%)
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.150%	01/15/2020	AA-	1,130,000	1,129,989
Harrisburg School District No. 41-2 Lincoln County, South Dakota, General Obligation Bonds, Series 2007	4.500%	01/15/2022	Aa3	1,370,000	1,374,096
Harrisburg School District No. 41-2, Lincoln County, South Dakota, General Obligation Refunding Bonds, Series 2012	2.500%	01/15/2022	AA-	475,000	474,582
Harrisburg School District 41-2, South Dakota, General Obligation Bonds, Series 2012 (d)	3.000%	07/15/2022	AA-	250,000	265,130

					3,243,797

Tennessee (2.92%)
Williamson County Tennessee, General Obligation Bonds, Public Improvement Refunding Bonds, Series 2000	5.000%	03/01/2014	Aaa	2,705,000	2,883,530
City of Knoxville, Tennessee, Gas System Revenue Refunding and Improvement Bonds, Series K-2004	4.750%	03/01/2018	Aa2	2,115,000	2,121,747
City of Knoxville, Tennessee, Water System Revenue Bonds, Series U-2009	4.000%	03/01/2021	Aa2	1,050,000	1,201,064
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2011 Series A	4.500%	05/15/2022	AA+	2,760,000	3,280,674
Tennessee State School Bond Authority, Higher Educational Facilities, Second Program Bonds, 2008 Series B	4.750%	05/01/2023	AA	2,000,000	2,337,200
The Metropolitan Government of Nashville and Davidson County (Tennessee), General Obligation Improvement and Refunding Bonds, Series 2010A	4.000%	07/01/2023	AA	2,000,000	2,275,620
State of Tennessee, General Obligation Bonds, 2007 Series A	4.400%	10/01/2023	AA+	1,050,000	1,196,002
The Metropolitan Government of Nashville and Davidson County (Tennessee), Electric System Revenue Bonds, 2008 Series A	4.750%	05/15/2025	AA+	1,000,000	1,130,800
City of Chattanooga, Tennessee, General Obligation Refunding Bonds, Series 2007A	4.750%	03/01/2026	AA+	2,000,000	2,209,820

					18,636,457

Texas (3.96%)
City of Plano, Texas, (Collin and Denton Counties), General Obligation Refunding and Improvement Bonds, Series 2011	5.000%	09/01/2019	Aaa	1,000,000	1,242,250
Lake Travis Independent School District, Unlimited Tax School Building Bonds, Series 2006A	5.000%	02/15/2020	AA+	1,535,000	1,740,015
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2021	Aa2	490,000	551,412
Fort Worth Independent School District, (Tarrant County, Texas), Unlimited Tax School Building Bonds, Series 2010	4.000%	02/15/2021	AA	1,000,000	1,143,860
Clear Creek Independent School District (Galveston and Harris Counties, Texas) Unlimited Tax School Building Bonds, Series 2007	4.750%	02/15/2022	Aa2	470,000	524,920
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2022	AA	375,000	427,972
Coppell Independent School District (Dallas County, Texas) Unlimited Tax School Building Bonds, Series 2007	5.000%	08/15/2023	AA	395,000	448,412
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2025	AA-	2,345,000	2,796,459
City of Austin, Texas, (Travis and Williamson Counties), Water and Wastewater System Revenue Refunding Bonds, Series 2009A	5.000%	11/15/2025	AA-	2,000,000	2,352,540
Carrollton-Farmers Branch Independent School District (Dallas and Denton Counties, Texas), Unlimited Tax School Building and Refunding Bonds, Series 2008	4.625%	02/15/2026	AA	1,165,000	1,287,383
Hays County, Texas, Pass-Through Toll Revenue and Unlimited Tax Bonds, Series 2011	4.750%	02/15/2026	AA	1,620,000	1,847,302

20	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Texas (Cont.)
City of Austin, Texas (Travis and Williamson Counties), Electric Utility System Revenue Refunding Bonds, Series 2008A	5.250%	11/15/2026	A1	$3,000,000	$3,441,780
City of Austin, Texas (Travis, Williamson and Hays Counties), Water and Wastewater System Refunding Bonds, Series 2010A	5.000%	11/15/2026	AA-	2,465,000	2,907,911
Trinity River Authority of Texas, (Tarrant County Water Project) Improvement Revenue Bonds, Series 2008	5.750%	02/01/2027	Aa3	1,000,000	1,164,250
Parker County, Texas, Unlimited Tax Road Bonds, Series 2009	5.000%	02/15/2027	AA-	1,000,000	1,142,020
New Braunfels Independent School District (A political subdivision of the State of Texas located in Comal and Guadalupe Counties, Texas), Unlimited Tax School Building Bonds, Series 2008	5.000%	02/01/2028	AA	1,000,000	1,089,620
Conroe Independent School District, (A political subdivision of the State of Texas located within Montgomery County, Texas) Unlimited Tax School Building Bonds, Series 2009A	5.250%	02/15/2028	Aa2	1,000,000	1,153,400

					25,261,506

Utah (0.95%)
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2020	Aa2	410,000	473,575
Park City, Utah, Water Revenue Bonds, Series 2010, (Bank Qualified)	4.000%	12/15/2021	Aa2	600,000	685,560
Davis County School District Board of Education, Davis County, Utah, General Obligation School Building Bonds (Utah School Bond Guaranty Program), Series 2007	4.750%	06/01/2022	Aa2	2,375,000	2,690,661
Ogden City, Utah, Sewer and Water Revenue Bonds, Series 2008	5.000%	06/15/2029	Aa3	1,970,000	2,199,800

					6,049,596

Virginia (2.30%)
Rivanna Water and Sewer Authority, Regional Water and Sewer System Revenue and Refunding Bonds, Series 2005B	4.500%	10/01/2019	Aa2	1,020,000	1,112,269
County of Chesterfield, Virginia, Water and Sewer Revenue Bonds, Series 2007	4.250%	11/01/2020	Aaa	2,540,000	2,889,275
Henrico County, Virginia, General Obligation Public Improvement Bonds, Series 2006 (Prerefunded to 12-01-2016 @ 100) (c)	4.125%	12/01/2020	Aaa	2,100,000	2,448,537
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Refunding Series 2009 C	4.000%	08/01/2021	Aa1	1,500,000	1,705,515
County of Spotsylvania, Virginia, Water and Sewer System Revenue Bonds, Series 2007	5.000%	06/01/2023	Aa3	1,235,000	1,396,044
Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2011A	4.000%	12/01/2025	Aaa	1,400,000	1,562,736
Virginia Public School Authority, School Financing Bonds (1997 Resolution), Series 2004A	4.750%	08/01/2026	Aa1	1,000,000	1,105,560
Virginia Public School Authority, Special Obligation School Financing Bonds, Fluvanna County, Series 2008	6.250%	12/01/2026	AA-	2,000,000	2,420,960

					14,640,896

Washington (3.97%)
State of Washington, General Obligation Bonds, Series 1993A	5.750%	10/01/2012	Aa1	995,000	1,026,860
State of Washington, General Obligation Bonds, Series 1993A (Escrowed to Maturity) (c)	5.750%	10/01/2012	AA+	15,000	15,478
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2017	Aa3	705,000	751,833
Tukwila School District No. 406, King County, Washington, Unlimited Tax General Obligation Refunding Bonds, 2004	5.000%	12/01/2017	Aa2	1,000,000	1,111,240
Public Utility District No. 1, Douglas County, Washington, Electric Distribution System, Revenue and Refunding Bonds, Series 2004	5.000%	12/01/2018	Aa3	740,000	786,117
Bethel School District No. 403, Pierce County, Washington, Unlimited Tax General Obligation Bonds, 2006	5.000%	12/01/2020	Aa2	1,000,000	1,134,390
Public Utility District No. 1 of Franklin County, Washington, Electric Revenue and Refunding Bonds, Series 2007	4.750%	09/01/2022	A	1,000,000	1,092,720
Renton School District No. 403, King County, Washington, Unlimited Tax General Obligation Bonds, 2003	4.625%	12/01/2022	Aa2	2,000,000	2,094,140
Public Utility District No. 1 of Klickitat County, Washington, Electric System Revenue and Refunding Bonds, Series 2006B	5.000%	12/01/2023	A2	1,000,000	1,089,080
Yakima School District No. 7, Yakima County, Washington, Unlimited Tax General Obligation and Refunding Bonds, 2009	4.625%	12/01/2024	Aa3	4,000,000	4,570,400
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2025	AA-	565,000	627,551

See accompanying notes to schedules of investments.	21

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012

(Unaudited)

	Coupon rate	Maturity date	Rating (a)	Principal amount	Value
Long-term Municipal Bonds (Cont.)
Washington (Cont.)
The City of Seattle, Washington, Municipal Light and Power Improvement and Refunding Revenue Bonds, 2008	6.000%	04/01/2025	AA-	$1,325,000	$1,620,992
Bellevue School District No 405, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	4.750%	12/01/2025	AA+	1,000,000	1,127,350
Lake Washington School District No. 414, King County, Washington, Unlimited Tax General Obligation Bonds, 2008	5.000%	12/01/2025	AA	2,000,000	2,324,400
Public Utility District No. 1 of Clark County, Washington, Water System Revenue Bonds, Series 2008	5.000%	01/01/2026	AA-	500,000	552,930
The City of Seattle, Washington, Drainage and Wastewater Revenue Bonds, 2004	4.750%	09/01/2028	Aa1	3,500,000	3,656,975
State of Washington, Various Purpose General Obligation Bonds, Series 2009A	5.000%	07/01/2031	Aa1	1,500,000	1,690,860

					25,273,316

West Virginia (1.52%)
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2023	A+	2,510,000	3,074,750
West Virginia University Board of Governors, University Improvement Revenue Bonds (West Virginia University Projects), 2011 Series B	5.000%	10/01/2024	A+	3,200,000	3,886,368
West Virginia University Board of Governors, University Revenue Improvement Bonds, West Virginia University Projections, 2004 Series C	5.000%	10/01/2024	A+	2,500,000	2,698,850

					9,659,968

Wisconsin (1.24%)
City of Sturgeon Bay, Door County, Wisconsin, General Obligation Refunding Bonds	4.750%	10/01/2021	Aa3	545,000	606,383
School District of New Richmond, St. Croix County, Wisconsin, General Obligation Refunding Bonds	4.750%	04/01/2022	Aa2	1,000,000	1,112,590
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2022	Aa2	800,000	940,800
State of Wisconsin, General Obligation Bonds of 2007, Series B	4.750%	05/01/2023	Aa2	2,335,000	2,539,336
City of Sheboygan, Sheboygan County, Wisconsin, General Obligation Corporate Purpose Bonds, Series 2007B	4.750%	10/01/2023	Aa2	300,000	351,030
City of Fond Du Lac, Fond Du Lac County, Wisconsin, Waterworks System Revenue Bonds, Series 2010	5.000%	09/01/2025	A+	1,000,000	1,158,640
State of Wisconsin, General Obligation Bonds of 2008, Series D	6.000%	05/01/2029	Aa2	1,000,000	1,198,500

					7,907,279

Wyoming (0.29%)
City of Cheyenne, Wyoming, Refunding Revenue Water Bonds, Series 2007	5.000%	12/01/2024	AA	1,700,000	1,858,372

Total Long-term Municipal Bonds
(cost $569,534,883)					617,096,580

22	See accompanying notes to schedules of investments.

STATE FARM ASSOCIATES’ FUNDS TRUST MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

February 29, 2012

(Unaudited)

	Shares	Value
Short-term Investments (2.26%)
JPMorgan Tax Free Money Market Fund	14,415,295	$14,415,295

Total Short-term Investments
(cost $14,415,295)		14,415,295

TOTAL INVESTMENTS (99.10%)
(cost $583,950,178)		631,511,875
OTHER ASSETS, NET OF LIABILITIES (0.90%)		5,742,553

NET ASSETS (100.00%)		$637,254,428

(a)	Ratings are not audited and represent the lower of Moody’s, S&P or Fitch issuer specific ratings.

(b)	Long-term Municipal Bonds, as a percentage of total net assets, consisted of 4.79% Advanced Refunded Bonds, 36.53% General Obligation Bonds and 55.52% Municipal Revenue Bonds.

(c)	Advanced Refunded Bonds are backed by an escrow or trust containing U.S. Government or U.S. Government Agency securities to support the timely payment of principal and interest.

(d)	Security purchased on a “when-issued” basis.

NR - Not Rated

See accompanying notes to schedules of investments.	23

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

The State Farm Associates’ Funds Trust (the “Trust”) has four separate investment portfolios (each a “Fund” and together, the “Funds”). Each Fund has its own investment objective, investment policies, restrictions, and attendant risks. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The State Farm Growth Fund (the “Growth Fund”) seeks long-term growth of capital which may be supplemented by income. The Growth Fund seeks to achieve this objective by investing under normal circumstances at least 80% of its assets in common stocks and other income producing equity securities.

The State Farm Balanced Fund (the “Balanced Fund”) seeks long-term growth of principal while providing some current income. The Balanced Fund seeks to achieve its objective by investing under normal circumstances approximately 60% of its assets in common stocks, and ordinarily limits its common stock investments to no more than 75% of total assets. The Balanced Fund ordinarily invests at least 25% of its total assets in fixed income securities. The Balanced Fund invests in bonds to provide relative stability of principal and income.

The State Farm Interim Fund (the “Interim Fund”) seeks the realization over a period of years of the highest yield consistent with relatively low price volatility. The Interim Fund seeks to achieve its investment objective through investment in high quality debt securities with short and intermediate-term maturities.

The State Farm Municipal Bond Fund (the “Municipal Bond Fund”) seeks as high a rate of income exempt from federal income taxes as is consistent with prudent investment management. The Municipal Bond Fund seeks to achieve its investment objective through investment primarily in a diversified selection of municipal bonds with maturities of one to seventeen years. The Municipal Bond Fund normally invests so that either (1) at least 80% of the Fund’s net investment income is exempt from regular federal income tax or (2) at least 80% of the Fund’s net assets are invested in securities that produce income exempt from regular federal income tax.

2.	Significant accounting policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities valuation

Investments are valued pursuant to valuation procedures approved by the Trust’s Board of Trustees. Valuations under these procedures are designed to reflect the fair value of the investments.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 – quoted prices (unadjusted) in active markets for identical securities
•

Level 2 – significant other observable inputs (other than quoted prices included within Level 1), such as quoted prices for similar securities and interest rates, prepayment speeds, credit risk, etc., on fixed income securities

•	Level 3 – significant unobservable inputs (including SFIMC’s own assumptions in determining the fair value of a Fund’s investments)

Stocks traded on securities exchanges, or in an over-the-counter market in which transaction prices are reported, are valued at the last sales prices on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. Short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated. Such events might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indexes. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC will determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

24

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, exchange traded funds, index futures or other financial instruments in the U.S. or other markets.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets as of February 29, 2012:

	Investments in Securities
Fund	Level 1	Level 2	Level 3	Total
Growth Fund
Common Stocks (a)	$3,162,083,399	$—	$—	$3,162,083,399
Short-term Investments	35,169,687	—	—	35,169,687
Balanced Fund
Common Stocks (a)	754,751,305	—	—	754,751,305
Corporate Bonds (a)	—	187,099,890	—	187,099,890
Foreign Government Bonds	—	2,943,912	—	2,943,912
Government Agencies	—	3,489,154	—	3,489,154
U.S. Treasury Obligations	—	340,565,714	—	340,565,714
Short-term Investments	48,175,233	—	—	48,175,233
Interim Fund
Corporate Bonds (a)	—	54,272,059	—	54,272,059
U.S. Treasury Obligations	—	341,502,807	—	341,502,807
Short-term Investments	9,299,040	—	—	9,299,040
Municipal Bond Fund
Long-term Municipal Bonds	—	617,096,580	—	617,096,580
Short-term Investments	14,415,295	—	—	14,415,295

(a) Industry classification is disclosed in the Schedule of Investments.

The Funds did not hold any Level 3 securities or derivative instruments as of November 30, 2011 or for the period ended February 29, 2012. There were no significant transfers of securities between Level 1 and Level 2 as of February 29, 2012 as compared to November 30, 2011.

Securities transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Securities purchased on a “when-issued” basis

The Municipal Bond Fund may purchase municipal bonds on a “when-issued” basis. Delivery and payment for these securities may be a month or more after the purchase date, during which time such securities are subject to market fluctuations. The Municipal Bond Fund identifies and holds specific liquid assets with a market value at least equal to the amount of the when-issued purchase commitments in order to ensure that it can meet those commitments. It is possible that the securities will never be issued and the commitment cancelled. At February 29, 2012, the Municipal Bond Fund had commitments of $1,134,380 (representing 0.18% of net assets) for when-issued securities.

Federal income taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments, reportable for federal income tax purposes.

25

STATE FARM ASSOCIATES’ FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

(Unaudited)

As of February 29, 2012, each Fund’s aggregate unrealized gains and losses on securities based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Growth Fund	$1,306,693,301	$1,952,568,002	$(62,008,217)	$1,890,559,785
Balanced Fund	831,335,499	524,549,140	(18,859,431)	505,689,709
Interim Fund	393,239,777	11,849,243	(15,114)	11,834,129
Municipal Bond Fund	583,950,178	47,695,160	(133,463)	47,561,697

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

Foreign currency translation

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at February 29, 2012. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with realized and unrealized gains and losses on investment securities.

New accounting pronouncement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2011-4, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”, which is effective for reporting periods beginning after December 15, 2011. This update changes the wording used to describe many of the requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. They also clarify that a reporting entity should disclose quantitative information about the unobservable inputs used in a fair value measurement that is categorized within Level 3 of the fair value hierarchy. At this time, the Trust’s management is evaluating the impact these amendments may have on the Trust’s schedules of investments, if any.

26

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Associates’ Funds Trust

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date April 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY	/S/ EDWARD B. RUST, JR.
Edward B. Rust, Jr.
President

Date April 26, 2012

BY	/S/ MICHAEL L. TIPSORD
Michael L. Tipsord
Senior Vice President and Treasurer

Date April 26, 2012